Putnam
Tax-Free
Insured
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Insured bonds are constituting a larger percentage of bonds coming to market than ever before, nearly 50% in 1996. However, this trend may reverse itself as the rating agencies are making it more difficult for insurance companies to insure lower-rated bonds. Such a development could have a favorable impact on prices of all insured bonds."

                                            -- Richard Wyke, fund manager,
                                               Putnam Tax-Free Insured Fund

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

19 Financial statements

28 Results of February 6, 1997, shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The current economic environment's steadfast adherence to the status quo -- manageable growth, tolerable inflation, and relatively stable interest rates -- suits municipal bond investors just fine. After a year of uncertainty on all three counts, these investors finally have attained a sense of relative calm.

The result is a municipal bond market climate that contributed to Putnam Tax-Free Insured Fund's positive performance during the six months ended January 31, 1997. But it was not the only factor. Management of the portfolio's average duration also helped. Duration is a measure of a portfolio's sensitivity to changes in interest rates and, ultimately, bond prices. Effective management of duration is thus an important component of a bond portfolio's performance.

In the following report, your fund's management team discusses fiscal 1997 performance so far and prospects for the remainder of the year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 19, 1997



Report from the Fund Manager
Richard P. Wyke

Although Putnam Tax-Free Insured Fund began its 1997 fiscal year under somewhat unfavorable market conditions, the climate had become much more hospitable by the year's midpoint. A three-month bond market rally, low inflation, and the continuing shortage of new municipal bonds coming to market have helped push prices of tax-free securities to higher levels during the period.

These trends, combined with our portfolio positioning and securities selection, enabled the fund to provide solid performance for the six months ended January 31, 1997. Returns at net asset value for class A, class B, and class M shares were 4.31%, 4.07%, and 4.16%, respectively. More performance information can be found on pages 8 and 9. Returns at maximum public offering price were -0.67% and 0.94% for class A and class M shares, respectively, and -0.93% for class B shares after factoring in the contingent deferred sales charge.

* INSURED BONDS BOOST OVERALL QUALITY OF MUNICIPAL MARKET

According to Grant's Municipal Bond Obeserver, the overall credit quality of the municipal marketplace has been increasing over time. This trend developed partly because nearly half of the new issuance coming to market is insured and partly because credit upgrades outpaced downgrades in 1996.

Your fund reduces credit risk by investing only in AAA-rated and insured bonds. Because their insurance assures the timely payment of principal and interest in the event the issuer of the debt is unable to meet its obligations, insured bonds are granted the highest possible rating by a nationally recognized securities rating agency such as Standard & Poor's or Moody's. While insured bonds offer greater safety than less creditworthy sectors of the municipal market, they can also be more interest-rate sensitive than other sectors. These higher-quality bonds are likely to decline to a greater degree than lower-quality bonds in a rising rate environment, but they are also quicker to appreciate during a rate decline.

During the semiannual period, insured bonds slightly underperformed the other uninsured sectors of the municipal market. We consider this understandable, given the market environment. When interest rates are low and bond investors' confidence level is strong, investors are often more comfortable with higher-risk investments such as higher-yielding lower-rated bonds. Consequently, the gap between yields of lower-rated and higher-rated securities often narrows. As more investors opt for higher-yielding bonds, demand for insured bonds generally softens.

In the future, we will continue to monitor the volume of insured bonds coming to market. It is quite possible that the pace of this issuance could slow as the rating agencies make it more difficult for insurance companies to insure higher-risk lower-quality municipal bonds by raising the capital requirements for underwriting. If the insured portion of supply tightens, insured bonds have the potential to outperform other segments of the municipal market.


[GRAPHIC OMITTED: horizontal bar chart DIVERSIFICATION BY STATE]

DIVERSIFICATION BY STATE*

California               13.3%

Texas                    12.7%

Florida                  10.0%

New York                  7.5%

Michigan                  6.7%

Footnote reads:
*Based on net assets as of 1/31/97. Allocations will vary over time.



* STATE AND SECTOR ALLOCATIONS CHANGE SLIGHTLY

Your fund's investments are spread across the country with greater emphasis on certain regions. High taxes, strong investor demand, and a positive economic outlook continue to draw our attention to California, New York, Texas, and Florida. Interestingly Texas municipal bonds, which grew from 10.4% of net assets at the end of fiscal 1996 to 12.7% at the midpoint of fiscal 1997, benefited from heightened demand by casualty insurance companies. Casualty insurance companies tend to be cyclical purchasers of a state's tax-free securities, seeking the favorable tax status of municipal bonds when their profits are strong.

Although the fund's top industry sectors -- utilities, health-care, and limited-tax bonds -- remain intact, industry weightings within these and other sectors have changed slightly. The shifts are not so much a reflection of our assessment of each holding's potential as they are a reflection of our efforts to re-position assets along the yield curve.

* DURATION SHORTENED AS MANAGEMENT FOCUSES ON INTERMEDIATE BONDS

Throughout the period, we steadily shifted assets from the short and long end of the yield curve into the center in what is known as a bulleted strategy. By the close of the period, 50% of the fund's bonds fell into the 10- to 20-year maturity range. As the yield curve flattened during the period, these intermediate bonds offered more attractive income than would have been obtained from a combination of shorter- and longer-maturity bonds (otherwise referred to as a barbell strategy).

The fund's duration has been adjusted in conjunction with this yield curve positioning. Duration is a measure of the portfolio's maturity structure and reflects the price sensitivity of holdings to changes in interest rates. A longer duration can mean a more volatile net asset value if rates change, but it can also mean one more likely to appreciate substantially if rates decline. A shorter duration can help preserve portfolio value as interest rates rise. The fund began fiscal 1997 with an effective duration of 8.13 years -- slightly longer than the duration of its benchmark index, the Lehman Brothers Municipal Bond Index. This longer duration helped boost performance during the early months of the period as the bond market rally solidified.



[GRAPHIC OMITTED: worm chart YIELD CURVES OF TAXABLE AND TAX-FREE ISSUES]

[plot points]

YIELD CURVES OF TAXABLE AND TAX-FREE ISSUES

                        Taxable-
                       equivalent
           AAA-rated   municipal      U.S.
           municipal      bond     Treasury
     RANGE     bonds     yield    Securities

         1     3.69%     6.11%     5.56%
         2     3.99%     6.61%     5.91%
         3     4.19%     6.94%     6.03%
         4     4.31%     7.14%     6.16%
         5     4.41%     7.30%     6.25%
               4.41%     7.30%     6.25%
         7     4.61%     7.63%     6.36%
               4.61%     7.63%     6.36%
               4.61%     7.63%     6.36%
        10     4.91%     8.13%     6.50%
               4.91%     8.13%     6.50%
               4.91%     8.13%     6.50%
               4.91%     8.13%     6.50%
               4.91%     8.13%     6.50%
        15     5.31%     8.79%     6.68%
               5.31%     8.79%     6.68%
               5.31%     8.79%     6.68%
               5.31%     8.79%     6.68%
               5.31%     8.79%     6.68%
        20     5.45%     9.02%     6.85%
               5.45%     9.02%     6.85%
               5.45%     9.02%     6.85%
               5.45%     9.02%     6.85%
               5.45%     9.02%     6.85%
        25     5.49%     9.09%     6.82%
               5.49%     9.09%     6.82%
               5.49%     9.09%     6.82%
               5.49%     9.09%     6.82%
               5.49%     9.09%     6.82%
        30     5.51%     9.12%     6.79%

Footnote reads:
Chart compares yields of U.S. Treasury securities and tax-free AAA-rated municipal bonds of varying maturities on 1/31/97. The taxable-equivalent yield for municipal bonds assumes the maximum 39.6% federal income tax rate. Returns would not be as advantageous for investors in lower tax brackets. No assurances can be made that the fund will attain any particular yield. Unlike municipal bonds, principal and interest payments on U.S. Treasury securities are backed by the full faith and credit of the U.S. government; market prices and investment returns will vary and are not guaranteed. Source: Bloomberg.

However, with signs that tax-free securities had become fully priced in late October, we began to shorten duration, thereby lowering the overall risk profile. In December and January, strong economic data sounded a cautionary note, and the bond market experienced a selloff even though inflation had remained subdued. We believe the shorter duration helped minimize the effects of the decline. The fund ended the period with a duration of 7.51 years, now slightly shorter than its benchmark.

* SUPPLY PRESSURES EXPECTED TO EASE, OFFERING NEW OPPORTUNITIES

While supply has been tight in recent months, complicating our efforts to find attractive bonds, these pressures are expected to ease in the coming months. We expect overall 1997 bond issuance to approach that of 1996's $174 billion but with a different composition: a likely rise in new issuance and, barring a significant drop in interest rates, a smaller percentage of refunding issues. As supply constraints ease, we expect to continue our push into the 15- to 20-year maturity range, where we currently expect to find the best value.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future. Shares of this fund are not insured, and their price will fluctuate with market conditions.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Tax-Free Insured Fund is for investors seeking high current income free from federal income tax through investments in insured, investment-grade tax-exempt securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97

                                Class A        Class B           Class M
 (inception date)              (9/20/93)       (9/9/85)          (6/1/95)
                             NAV      POP    NAV      CDSC     NAV      POP
------------------------------------------------------------------------------
6 months                     4.31%  -0.67%    4.07%  -0.93%   4.16%   0.94%
------------------------------------------------------------------------------
1 year                       2.83   -2.08     2.26   -2.58    2.58   -0.74
------------------------------------------------------------------------------
5 years                        --      --    34.17   32.17      --      --
Annual average                 --      --     6.06    5.74      --      --
------------------------------------------------------------------------------
10 years                       --      --    86.43   86.43      --      --
Annual average                 --      --     6.43    6.43      --      --
------------------------------------------------------------------------------
Life of class               15.67   10.18       --      --    9.18    5.61
Annual average               4.41    2.92       --      --    5.40    3.32
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97
                                    Lehman Bros.           Consumer
                               Municipal Bond Index      Price Index
------------------------------------------------------------------------------
6 months                              4.16%                  1.34%
------------------------------------------------------------------------------
1 year                                3.85                   3.04
------------------------------------------------------------------------------
5 years                              42.12                  15.21
Annual average                        7.28                   2.87
------------------------------------------------------------------------------
10 years                            106.10                  43.08
Annual average                        7.50                   3.65
------------------------------------------------------------------------------
Life of class A                      18.22                   9.65
Annual average                        5.14                   2.77
------------------------------------------------------------------------------
Life of class M                      11.11                   4.53
Annual average                        6.50                   2.69
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                               Class A         Class B           Class M
(inception date)              (9/20/93)        (9/9/85)          (6/1/95)
                             NAV     POP     NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     5.16%  0.17%   4.96%   -0.04%    4.99%   1.58%
------------------------------------------------------------------------------
1 year                       3.21  -1.72    2.70    -2.17     2.96   -0.38
------------------------------------------------------------------------------
5 years                        --     --   34.00    32.00       --      --
Annual average                 --     --    6.03     5.71       --      --
------------------------------------------------------------------------------
10 years                       --     --   90.38    90.38       --      --
Annual average                 --     --    6.65     6.65       --      --
------------------------------------------------------------------------------
Life of class               15.52  10.04      --       --     9.07    5.51
Annual average               4.50   2.96      --       --     5.61    3.43
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ foreach share class. They do not take into account any adjustment for taxespayable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97

                              Class A      Class B       Class M
------------------------------------------------------------------------------
Distributions (number)           7            7              7
------------------------------------------------------------------------------
Income1                     $0.408912     $0.375296     $0.385929
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                       0.093         0.093         0.093
------------------------------------------------------------------------------
Short-term                      0.005         0.005         0.005
------------------------------------------------------------------------------
  Total                     $0.506912     $0.473296     $0.483929
------------------------------------------------------------------------------
Share value:                NAV      POP       NAV      NAV       POP
------------------------------------------------------------------------------
7/31/96                  $14.94   $15.69    $14.96   $14.94    $15.44
------------------------------------------------------------------------------
1/31/97                   15.07    15.82     15.09    15.07     15.58
------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------
Current dividend rate2     5.36%    5.11%     4.96%    5.06%     4.90%
------------------------------------------------------------------------------
Taxable equivalent3        8.87     8.46      8.21     8.38      8.11
------------------------------------------------------------------------------
Current 30-day SEC yield4  5.12     4.88      4.72     4.81      4.65
------------------------------------------------------------------------------
Taxable equivalent3        8.48     8.08      7.81     7.96      7.70
------------------------------------------------------------------------------
1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 39.6% federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return. It is not possible to invest directly in an index.



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Portfolio of investments owned
January 31, 1997 (Unaudited)

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
BIGI        -- Bond Investors Guaranty Insurance
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FSA         -- Financial Security Assurance
G.O. Bonds  -- General  Obligation Bonds
GNMA Coll.  -- Government National Mortgage Association Collateralized
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation
VRDN        -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (98.1%) *
PRINCIPAL AMOUNT                                                                 RATINGS**          VALUE

Alabama (0.6)
---------------------------------------------------------------------------------------------------------
     3,000,000   Alabama A&M U Rev. Bonds, MBIA, 6 1/2s, 11/1/25                 Aaa       $    3,240,000

Arizona (1.4%)
---------------------------------------------------------------------------------------------------------
                 AZ State Muni. Fin. Program COP
     1,000,000     Ser. 31, B, BIGI, 7 1/4s, 8/1/09                              Aaa            1,187,500
     5,700,000     Ser. 34, B, BIGI, 7 1/4s, 8/1/09                              Aaa            6,768,750
                                                                                           --------------
                                                                                                7,956,250

California (13.3%)
---------------------------------------------------------------------------------------------------------
     6,000,000   CA Hlth. Fac. Fin. Auth. Rev. Bonds (Childrens
                   Hospital), MBIA, 5 3/8s, 7/1/16                               Aaa            5,782,500
     4,000,000   CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.),
                   Ser. Q, MBIA, 5.85s, 8/1/16                                   Aaa            3,985,000
     9,500,000   CA State G.O. Bonds, MBIA, 5 1/2s, 4/1/12                       Aaa            9,606,875
     3,000,000   CA Statewide Cmntys. Dev. Auth. Step-up
                   Recovery Floater COP (Motion Picture &
                   TV Fund), AMBAC, 5.35s, (5.68s, 1/1/99)
                   1/1/24 ++                                                     Aaa            2,730,000
     3,735,000   Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds,
                   Ser. B, MBIA, 5 1/4s, 9/1/13                                  Aaa            3,618,281
                 Los Angeles Cnty. Trans. Comm. Sales Tax
                   Rev. Bonds
     2,500,000     Ser. A, FGIC, 6 3/4s, 7/1/20                                  Aaa            2,778,125
     4,000,000     (Proposition C), Ser. A, MBIA, 6 3/4s, 7/1/19                 Aaa            4,500,000
     3,455,000     (Proposition C), Ser. A, MBIA, 6 1/2s, 7/1/20                 Aaa            3,848,006
     3,000,000     Ser. B, AMBAC, 6 1/2s, 7/1/13                                 Aaa            3,202,500
    12,000,000   Orange Cnty. COP, Ser. A, MBIA, 6s, 7/1/26                      Aaa           12,150,000
     5,000,000   Sacramento Muni. Util. Dist. Elec. Rev. Bonds, Ser. Y,
                   MBIA, 6 3/4s, 9/1/19                                          Aaa            5,575,000
     5,000,000   San Diego, Regl. Bldg. Auth. Lease Rev. Bonds,
                   MBIA, 6.9s, 5/1/23                                            Aaa            5,056,250
     3,680,000   Santa Anna, Fin. Auth. Lease Rev. Bonds
                   (Police Admin. & Hldg. Fac.), Ser. A, MBIA,
                   6 1/4s, 7/1/17                                                Aaa            4,020,400
     6,300,000   U. of CA Rev. Bonds (Multi-Purpose), Ser. A, MBIA,
                   6 7/8s, 9/1/16                                                Aaa            7,142,625
                                                                                           --------------
                                                                                               73,995,562

Colorado (2.4%)
---------------------------------------------------------------------------------------------------------
     4,224,000   CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider
                   Pooled Loan Program), Ser. A, FSA, 7 1/4s,
                   7/15/17                                                       Aaa            4,577,760
                 Denver, City & Cnty. Arpt. Rev. Bonds
     1,500,000   MBIA, 6 3/4s, 11/15/22                                          Aaa            1,599,375
     2,000,000   Ser. C, MBIA, 6 3/4s, 11/15/13                                  Aaa            2,142,500
     4,770,000   El Paso Cnty. Home Mtge. Rev. Bonds, Ser. A,
                   GNMA Coll., 8s, 3/1/21                                        Aaa            4,948,875
                                                                                           --------------
                                                                                               13,268,510

Delaware (1.0%)
---------------------------------------------------------------------------------------------------------
     5,000,000   DE State Econ. Dev. Auth. Poll. Control Rev. Bonds
                   (Delmarva Pwr.), Ser. B, FGIC, 7.15s, 7/1/18                  Aaa            5,587,500

District of Columbia (1.7%)
---------------------------------------------------------------------------------------------------------
     8,875,000   DC G.O. Bonds, Ser. A, MBIA, 6s, 6/1/11                         Aaa            9,274,375

Florida (10.0%)
---------------------------------------------------------------------------------------------------------
     5,855,000   Brevard Cnty., School Board COP, Ser. A, AMBAC,
                   5 1/2s, 7/1/09                                                Aaa            6,037,969
     4,310,000   FL Hsg. Fin. Agcy. Home Ownership Rev. Bonds,
                   Ser. 1987 G2, Class B, GNMA Coll., 8.595s,
                   11/1/18                                                       AAA            4,773,325
    13,675,000   Hernando Cnty. Rev. Bonds (Criminal Justice
                   Complex Fin.), FGIC, 7.65s, 7/1/16                            Aaa           17,281,781
     5,500,000   Orange Cnty., Hlth. Fac. Auth. IFB, Ser. 91-C,
                   MBIA, 8.958s, 10/29/21                                        Aaa            6,586,250
     9,000,000   Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
                   (Pooled Hosp. Loan), Ser. B, BIGI, 7 7/8s,
                   12/1/25                                                       Aaa            9,285,210
     5,000,000   Orlando & Orange Cnty., Expressway Auth.
                   Rev. Bonds (Expwy. Rev.), FGIC, 8 1/4s, 7/1/14                Aaa            6,587,500
     4,000,000   Sumter Cnty., School Dist. Rev. Bonds (Multi Dist.
                   Loan Program), FSA, 7.15s, 11/1/15                            Aaa            4,810,000
                                                                                           --------------
                                                                                               55,362,035

Georgia (4.8%)
---------------------------------------------------------------------------------------------------------
                 GA Muni. Elec. Auth. Pwr. Rev Bonds
     5,700,000     Ser. A, FSA, 5 1/2s, 1/1/12                                   Aaa            5,814,000
     7,500,000     Ser. B, AMBAC, 6 1/4s, 1/1/12                                 Aaa            8,268,750
     6,100,000   GA Muni. Elec. Auth. Rev. Bonds (Project One),
                   Ser. A, AMBAC, 6 1/2s, 1/1/26                                 Aaa            6,565,125
     5,500,000   GA Muni. Elec. Auth. Special Obligation Rev. Bonds
                   (Crossover Ser. Project One), AMBAC,
                   6.4s, 1/1/13                                                  Aaa            6,125,625
                                                                                           --------------
                                                                                               26,773,500

Illinois (2.0%)
---------------------------------------------------------------------------------------------------------
     3,490,000   Chicago Res. Mtge. Rev. Bonds, Ser. B., MBIA,
                   zero %, 10/1/09                                               Aaa            1,452,713
     2,600,000   Chicago, Central Pub. Library Rev. Bonds, Ser. B,
                   AMBAC, 6.85s, 1/1/17                                          Aaa            2,908,750
     5,000,000   Regional Trans. Auth. Rev. Bonds, Ser. A, AMBAC,
                   8s, 6/1/17                                                    Aaa            6,456,250
                                                                                           --------------
                                                                                               10,817,713

Indiana (1.5%)
---------------------------------------------------------------------------------------------------------
     7,500,000   IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds
                   (Columbus Regl. Hosp.), FSA, 7s, 8/15/15                      Aaa            8,531,250

Kentucky (--%)
---------------------------------------------------------------------------------------------------------
       140,000   KY Hsg. Corp. Multi-Fam. Mtge. Rev. Bonds, Ser. A,
                   BIGI, 8 7/8s, 7/1/19                                          Aaa              141,957

Louisiana (0.6%)
---------------------------------------------------------------------------------------------------------
     2,113,247   East Baton Rouge, Mtge. Fin. Auth. Single Fam. Mtge.
                   Rev. Bonds (Mortgage-Backed Securities
                   Program), Ser. B, GNMA Coll., 81/4s, 2/25/11                  Aaa            2,255,891
     1,080,000   LA Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
                   GNMA Coll., 9 1/8s, 11/1/18                                   Aaa            1,120,306
                                                                                           --------------
                                                                                                3,376,197

Massachusetts (3.0%)
---------------------------------------------------------------------------------------------------------
     5,000,000   MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev. Bonds,
                   Ser. A, AMBAC, 5s, 7/1/17                                     Aaa            4,543,750
     7,000,000   MA State Hlth & Edl . Fac . Auth. Rev. Bonds
                   (Baystate Med. Ctr.), Ser. E, FSA, 6s, 7/1/26                 Aaa            7,078,750
     4,800,000   MA State Hlth & Edl. Fac. Auth. VRDN (Capital
                   Assets Program), Ser. D, MBIA 3.60s, 1/1/35                   Aaa            4,800,000
                                                                                           --------------
                                                                                               16,422,500

Michigan (6.7%)
---------------------------------------------------------------------------------------------------------
     5,000,000   Detroit, Swr. Disp. Rev. Bonds, Ser. B, MBIA, 5 1/4s,
                   7/1/15                                                        Aaa            4,781,250
                 MI Strategic Fund Ltd. Oblig. Rev. Bonds
     4,000,000     (Detroit Edison), Ser. BB, AMBAC, 7s, 5/1/21                  Aaa            4,760,000
     2,750,000     Ser. AA, FGIC, 6.95s, 5/1/11                                  Aaa            3,196,875
    18,215,000   MI State Bldg. Auth. Rev. Bonds, Ser. I, MBIA,
                   6 1/4s, 10/1/20                                               Aaa           18,829,756
     2,505,000   MI State Hsg. Dev. Auth. Multi-Fam. Rev. Bonds,
                   Ser. A, FGIC, 8 3/8s, 7/1/19                                  Aaa            2,606,127
     3,500,000   West Bloomfield School Dist. Rev. Bonds, MBIA,
                   5 1/8s, 5/1/14                                                Aaa            3,311,875
                                                                                           --------------
                                                                                               37,485,883

Missouri (2.8%)
---------------------------------------------------------------------------------------------------------
                 MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
     2,500,000     (Heartland Hlth. Sys. Project), AMBAC, 6.35s,
                   11/15/17                                                      Aaa            2,637,500
     4,500,000     (St. Luke's Health Syst.), MBIA, 5.1s, 11/15/13               Aaa            4,258,125
                 Sikeston Elec. Rev. Bonds, MBIA
     3,020,000     6 1/4s, 6/1/22                                                Aaa            3,314,450
     5,000,000     6s, 6/1/14                                                    Aaa            5,362,500
                                                                                           --------------
                                                                                               15,572,575

Nebraska (3.0%)
---------------------------------------------------------------------------------------------------------
     3,000,000   NE Investment Fin. Auth. Hosp. IFB, MBIA, 9.396s,
                   12/8/16                                                       Aaa            3,438,750
                 NE Investment Fin. Auth. Single Fam. Mtge. IFB
     2,500,000   Ser. B, GNMA Coll., 11.166s, 3/15/22                            Aaa            2,740,625
     4,800,000   Ser. 2, GNMA Coll., 11.429s, 9/10/30                            Aaa            5,322,000
     4,815,000   NE Investment Fin. Auth. Single Fam. Mtge.
                   Rev. Bonds, Ser. 1, MBIA, 8 1/8s, 8/15/38                     Aaa            5,025,656
                                                                                           --------------
                                                                                               16,527,031

Nevada (1.2%)
---------------------------------------------------------------------------------------------------------
     5,800,000   Clark Cnty. School Dist. G.O. Bonds, Ser. A,
                   MBIA, 7s, 6/1/10 #                                            Aaa            6,720,750

New Hampshire (0.6%)
---------------------------------------------------------------------------------------------------------
     2,500,000   NH State Tpk. Sys. IFB, FGIC, 10.032s, 11/1/17                  Aaa            3,059,375

New Jersey (3.5%)
---------------------------------------------------------------------------------------------------------
     3,000,000   Middlesex Cnty., Utils. Auth. Swr. IFB, Ser. A,
                   MBIA, 7.20s, 8/15/10                                          Aaa            3,307,500
     5,020,000   NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                   6 1/2s, 1/1/16                                                Aaa            5,653,775
    11,000,000   NJ State Trans. Trust Fund Auth. Rev. Bonds
                   (Trans. Syst.), Ser. A, MBIA, 5s, 6/15/15                     Aaa           10,408,750
                                                                                           --------------
                                                                                               19,370,025

New Mexico (0.2%)
---------------------------------------------------------------------------------------------------------
       825,000   NM Mtge. Fin. Auth. Single Fam. Mtge. Rev. Bonds,
                   Ser. C, FGIC, 8 1/2s, 7/1/07                                  Aaa              852,844

New York (7.5%)
---------------------------------------------------------------------------------------------------------
                 NY City, Muni. Wtr. Fin. Auth. Wtr. & Swr. Syst. Rev. Bonds
     2,735,000     Ser. B, FGIC, 7 1/2s, 6/15/11                                 Aaa            3,302,513
     5,000,000   NY City, Muni. Wtr. Fin. Auth. Wtr. & Swr. Syst. IFB,
                   MBIA, 7.676s, 6/15/19                                         Aaa            4,881,250
     7,265,000   NY City, Muni. Wtr. Fin. Auth. Wtr. & Swr. Syst.
                   Rev. Bonds, Ser. B, FGIC, 7 1/2s, 6/15/11                     Aaa            9,044,925
     5,500,000   NY State Dorm. Auth. Rev. Bonds (Mt. Sinai
                   Medical School), Ser. A, MBIA, 5s, 7/1/21                     Aaa            4,970,625
     3,000,000   NY State Energy Research & Dev. Auth. IFB, MBIA,
                   7.554s, 7/8/26                                                Aaa            2,756,250
     9,750,000   NY State Energy Research & Dev. Auth. Poll. Control
                   Rev. Bonds (Niagara Mohawk Pwr. Corp.), Ser. A,
                   FGIC, 7.2s, 7/1/29                                            Aaa           11,066,250
     6,000,000   Suffolk Cnty., Wtr. Auth. Waterworks. Rev. Bonds,
                   MBIA, 5s, 6/1/17                                              Aaa            5,520,000
                                                                                           --------------
                                                                                               41,541,813

North Carolina (0.7%)
---------------------------------------------------------------------------------------------------------
     4,000,000   NC Muni. Pwr. Agcy. IFB (No 1 Catawba Elec.),
                   MBIA, 7.17s, 1/1/20                                           Aaa            3,730,000

Ohio (1.6%)
---------------------------------------------------------------------------------------------------------
                 OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
     2,484,000    Ser. B, GNMA Coll., 8 1/4s, 12/15/19                           Aaa            2,595,780
     5,055,000    Ser. C, GNMA Coll., 8 1/8s, 3/1/20                             Aaa            5,301,431
     6,830,000    Ser. 85-A, FCIC, zero %, 1/15/15                               Aaa            1,126,950
        15,000   OH State Wtr. Dev. Auth. Rev. Bonds, AMBAC,
                   9 3/8s, 12/1/18                                               Aaa               15,450
                                                                                           --------------
                                                                                                9,039,611

Oklahoma (0.9%)
---------------------------------------------------------------------------------------------------------
     4,795,000   OK Hsg. Fin. Agy. Single Fam. Rev. Bonds, Ser. A,
                   GNMA Coll., 8 1/4s, 12/1/20                                   Aaa            4,950,838

Pennsylvania (4.7%)
---------------------------------------------------------------------------------------------------------
     2,000,000   Keystone Oaks, School Dist IFB, AMBAC,
                   7.785s, 9/1/16                                                Aaa            2,022,500
     2,000,000   Montgomery Cnty., Higher Ed. & Hlth. Auth. Hosp.
                   Rev. Bonds (Sacred Heart Hosp. Norristown),
                   Ser. A, BIGI, 6.8s, 2/1/13                                    Aaa            2,037,500
     5,000,000   PA State COP, Ser. A, AMBAC, 5s, 7/1/15                         Aaa            4,612,500
     4,500,000   PA State Higher Ed. Fac. Auth. Rev. Bonds
                   (Hahnemann U.), MBIA, 7.2s, 7/1/19                            Aaa            4,905,000
                 Philadelphia, Muni. Auth. Rev. Bonds
     6,045,000     FGIC, 7.8s, 4/1/18                                            Aaa            6,641,944
       620,000     FGIC, 7.8s, 4/1/18                                            Aaa              660,300
     3,000,000   Philadelphia, Regl. Port  Auth. Lease IFB
                   (Kidder Mvrics), MBIA, 8.531s, 9/1/13                         Aaa            3,210,000
     2,000,000   Schuylkill Cnty., Redev. Auth. Lease Rev. Bonds,
                   Ser. A, FGIC, 7 1/8s, 6/1/13                                  Aaa            2,215,000
                                                                                           --------------
                                                                                               26,304,744

South Carolina (0.6%)
---------------------------------------------------------------------------------------------------------
     3,500,000   SC Jobs Econ. Dev. Auth. Hosp. Fac. IFB
                   (St. Francis Hosp.-Franciscan Sisters), AMBAC,
                   7.02s, 8/1/15                                                 Aaa            3,298,750

Tennessee (0.9%)
---------------------------------------------------------------------------------------------------------
     4,840,000   Knox Cnty., Hlth., Ed. & Hsg. Fac. Rev. Bonds
                   (Fort Sanders Alliance), MBIA, 5 3/4s, 1/1/14                 Aaa            4,942,850

Texas (12.7%)
---------------------------------------------------------------------------------------------------------
     5,680,000   Austin, Arpt. Syst. Rev. Bonds, Ser. A., MBIA, 6.1s,
                   11/15/11                                                      Aaa            5,871,700
                 Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
     3,505,000     (Baptist Memorial Hosp. Sys.), MBIA, 6 1/2s,
                   2/15/15                                                       Aaa            3,816,069
     8,300,000   FSA, 6.1s, 11/15/23                                             Aaa            8,528,250
                 Brownsville Util. Sys. Rev. Bonds
     5,250,000     AMBAC, 5 1/4s, 9/1/20                                         Aaa            4,961,250
     3,490,000     AMBAC, 6 14s, 9/1/11                                          Aaa            3,821,550
                 Dallas Cnty. Hsg. Fin. Corp. Single Fam. Mtge.
                   Rev. Bonds
       272,000   MBIA, 10s, 10/1/07                                              Aaa              277,913
         5,000   (Lomas & Nettleton Co.), FGIC, 9.2s, 7/1/06                     Aaa                5,122
                 Harris Cnty., Toll Rd., Sr. Lien, Rev. Bonds, Ser. A
     4,000,000   AMBAC, 6 1/2s, 8/15/17                                          Aaa            4,430,000
     5,000,000   MBIA, 6 1/4s, 8/15/15                                           Aaa            5,343,750
     5,000,000   Harris Cnty., Hosp. Dist. Mtge. Rev. Bonds,
                   AMBAC, 7.4s, 2/15/10                                          Aaa            5,956,250
    10,000,000   Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. C,
                   AMBAC, 6 3/8s, 12/1/17                                        Aaa           10,612,500
     7,000,000   Lockhart, Correctional Fac. Fin. Corp. Rev. Bonds,
                   MBIA, 6 5/8s, 4/1/12                                          Aaa            7,428,750
     4,630,000   Lubbock, Hsg. Fin. Corp. Single Fam. Mtge.
                   Rev. Bonds,  Ser. A, GNMA Coll., zero %, 11/25/17             Aaa              897,063
     5,000,000   Rio Grande Valley Hlth Facs. Dev. Corp. Rev. Bonds,
                   MBIA, 6.4s, 8/1/12                                            Aaa            5,268,750
     3,250,000   Sabine River, Auth. Poll. Control Rev. Bonds
                   (Southwestern Elec. Pwr.), MBIA, 6.1s, 4/1/18                 Aaa            3,359,688
                                                                                           --------------
                                                                                               70,578,605

Utah (3.2%)
---------------------------------------------------------------------------------------------------------
                 Utah Pwr. Supply Rev. Bonds (Intermountain
                   Pwr. Agcy.)
    12,400,000     Ser. A, MBIA, 6.15s, 7/1/14                                   Aaa           13,035,500
     4,500,000     Ser. B, FSA, 6 1/8s, 7/1/07                                   Aaa            4,786,874
                                                                                           --------------
                                                                                               17,822,374

Virginia (2.2%)
---------------------------------------------------------------------------------------------------------
    10,000,000   Fredericksburg, Indl. Dev. Auth. Hosp. Fac.
                   IFB, FGIC, 9.57s, 8/15/23                                     Aaa           11,975,000

Washington (1.9%)
---------------------------------------------------------------------------------------------------------
                 WA State Pub. Pwr. Supply Syst. Rev. Bonds
     3,400,000     (Nuclear Project No. 2), Ser. C,
                    FGIC, 7 3/8s, 7/1/11                                         Aaa            3,803,750
     6,000,000     (Nuclear Project No. 3), Ser. B,
                   MBIA, 7 1/8s, 7/1/16
                                                                                 Aaa            6,975,000
                                                                                           --------------
                                                                                               10,778,750

Wyoming (0.9%)
---------------------------------------------------------------------------------------------------------
     5,000,000   Laramie Cnty. Indl. Dev. Rev. Bonds (Cheyene Lt.,
                   Fuel & Pwr. Co.), Ser. A, AMBAC, 7 1/4s, 9/1/21               Aaa            5,174,600
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $513,558,314) ***                                 $  544,473,767
---------------------------------------------------------------------------------------------------------

     *  Percentages indicated are based on net assets of $554,747,913.

    ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 1997.

   *** The aggregate identified cost on a tax basis is $513,721,368 resulting in gross unrealized appreciation and depreciation of $32,000,700 and $1,248,301 or net unrealized appreciation of $30,752,399

    ++ The Interest rates and dates shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

     # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January
        31, 1997.

        The rates shown on VRDN and IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 1997.

        The fund had the following industry group concentration greater than 10% at January 31, 1997 ( as percentage of net assets):

        Utilities                         22.1%

        Hospitals/Healthcare              18.5

        Transportation                    12.6

        Education                         10.0

        The fund had the following insurance concentrations greater greater than 10% at January 31, 1997 (percentage of net assets):

          MBIA                            45.1%

          AMBAC                           17.9

          FGIC                            16.6



----------------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 1997
                                             Aggregate Face   Expiration     Unrealized
                                Total Value       Value          Date       Appreciation
----------------------------------------------------------------------------------------
Muni Index Future (Short)        $13,830,000   $ 13,860,000     Mar-97         $30,000
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $513,558,314) (Note 1)                                                $544,473,767
---------------------------------------------------------------------------------------------------
Cash                                                                                        162,293
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            7,033,756
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    5,902,300
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              990,481
---------------------------------------------------------------------------------------------------
Total assets                                                                            558,562,597

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                105,000
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     1,166,372
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,889,860
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note2)                                                 276,079
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   57,033
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               12,626
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,797
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      211,000
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       92,917
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,814,684
---------------------------------------------------------------------------------------------------
Net assets                                                                             $554,747,913

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $526,551,529
---------------------------------------------------------------------------------------------------
Distributions in excess net investment income (Note 1)                                     (236,987)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                                 (2,512,082)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               30,945,453
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $554,747,913

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($209,702,448 divided by 13,917,103 shares)                                                  $15.07
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $15.07)*                                      $15.82
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($344,403,680 divided by 22,827,499 shares)+                                                 $15.09
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($641,785 divided by 42,600 shares)                                                          $15.07
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $15.07)**                                     $15.58
---------------------------------------------------------------------------------------------------

*   On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

**  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 +  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Tax exempt interest income                                                             $17,558,806
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,648,683
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             250,954
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          21,772
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,655
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      203,557
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,146,865
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        1,623
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     27,257
--------------------------------------------------------------------------------------------------
Registration fees                                                                              125
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,292
--------------------------------------------------------------------------------------------------
Legal                                                                                        4,462
--------------------------------------------------------------------------------------------------
Postage                                                                                     69,507
--------------------------------------------------------------------------------------------------
Other                                                                                       10,088
--------------------------------------------------------------------------------------------------
Total expenses                                                                           3,405,840
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (91,106)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             3,314,734
--------------------------------------------------------------------------------------------------
Net investment income                                                                   14,244,072
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,568,059
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                             35,751
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                 6,680,571
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  8,284,381
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $22,528,453
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 14,244,072       $ 27,849,024
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          1,603,810          7,015,645
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments                                                           6,680,571         (3,721,338)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     22,528,453         31,143,331
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (5,501,898)       (10,229,355)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (8,708,015)       (17,514,787)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (16,558)           (11,865)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                              (1,307,920)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (2,245,527)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (5,459)                --
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                        (1,699,260)       (13,383,750)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                   3,043,816         (9,996,426)
----------------------------------------------------------------------------------------------------------------------
Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     551,704,097        561,700,523
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $236,987 and
$254,588, respectively)                                                                $554,747,913       $551,704,097
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                                             For the period
                                                                                                               June 1, 1995
                                                              Six months ended                                (commencement
                                                                   January 31               Year ended    of operations) to
                                                                   (unaudited)                 July 31              July 31
                                                       --------------------------------------------------------------------
                                                                         1997                     1996                 1995
                                                       --------------------------------------------------------------------
                                                                                     Class M
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $14.94               $14.86               $15.11
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .38                  .76                  .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .24                  .08                 (.25)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .62                  .84                 (.13)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.39)                (.76)                (.12)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.10)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.49)                (.76)                (.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $15.07               $14.94               $14.86
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            4.16*                5.74                (0.87)*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $642                 $325                  $17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .62*                1.19                  .14*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.56*                4.99                  .73*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      19.39*               54.58                37.62
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                  Six months ended                Year                 Year
                                                                       January 31                ended                ended
                                                                       (unaudited)             July 31              July 31
                                                       --------------------------------------------------------------------
                                                                             1997                 1996                 1995
                                                       --------------------------------------------------------------------
                                                                                                 Class A
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $14.94               $14.86               $14.67
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .41                  .81                  .83
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .23                  .08                  .19
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .64                  .89                 1.02
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.41)                (.81)                (.82)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.10)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.51)                (.81)                (.83)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $15.07               $14.94               $14.86
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            4.31*                6.06                 7.21
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $209,702             $196,948             $184,241
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .47*                 .90                  .89
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     2.71*                5.37                 5.68
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      19.39*               54.58                37.62
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                   For the period
                                                               September 20, 1993
                                                                    (commencement    Six months ended
                                                                of operations) to         January 31
                                                                          July 31         (unaudited)    Year Ended July 31
                                                       --------------------------------------------------------------------
                                                                             1994                1997                  1996
                                                       --------------------------------------------------------------------
                                                                          Class A                        Class B
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $15.88               $14.96               $14.87
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .73                  .38                  .71
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                      (1.12)                 .23                  .09
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             (.39)                 .61                  .80
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.72)                (.38)                (.71)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.10)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.10)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.82)                (.48)                (.71)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.67               $15.09               $14.96
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           (2.49)*               4.07*                5.44
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $143,079             $344,404             $354,431
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .80*                 .67*                1.58
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     4.73*                2.52*                4.72
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      47.72                19.39*               54.58
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                         Year ended July 31
                                                       --------------------------------------------------------------------
                                                                              1995                1994                 1993
                                                       --------------------------------------------------------------------
                                                                                                 Class B
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $14.68               $15.50               $15.42
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         .73                  .74                  .75
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .20                 (.73)                 .28
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .93                  .01                 1.03
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.73)                (.73)                (.75)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                         --                  (.20)                 (.09)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.01)                (.10)                 --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.74)                (.83)                (.95)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.87               $14.68               $15.50
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            6.53                   --                 7.00
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $377,443             $432,895             $572,659
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.54                 1.53                 1.74
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     5.05                 4.81                 4.88
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      37.62                47.72                42.01
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Year ended
                                                                          July 31
                                                     ----------------------------
                                                                             1992
                                                     ----------------------------
                                                                          Class B
---------------------------------------------------------------------------------
Net asset value, beginning of period                                       $14.38
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income                                                         .76
---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       1.14
---------------------------------------------------------------------------------
Total from investment operations                                             1.90
---------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------
From net investment income                                                   (.77)
---------------------------------------------------------------------------------
From net realized gain on investments                                          --
---------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --
---------------------------------------------------------------------------------
Total distributions                                                          (.86)
---------------------------------------------------------------------------------
Net asset value, end of period                                             $15.42
---------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           13.63
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $466,135
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.79
---------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     5.16
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                      66.18
---------------------------------------------------------------------------------

   * Not annualized

 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements.
     Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is a series of Putnam Tax-Free Income Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund pursues its objective of seeking high current income exempt from federal income tax by investing in tax exempt securities that are covered by insurance guaranteeing the timely payment of principal and interest, are rated AAA or Aaa, or are backed by the U.S. government.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75 %. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

E) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Amortization of bond premium and discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue bonds are accreted according to the effective yield method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Investment Management Inc., ("Putnam Management") the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% of any excess over $21.5 billion. Prior to November 20, 1996, any amount over $1.5 billion was based on 0.40%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $91,106 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $670 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.60% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $8,793 and $411 from the sale of class A and class M shares, respectively and $259,227 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $105,090,372 and $117,719,242, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,331,497      $50,148,747
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       194,787        2,934,906
------------------------------------------------------------
                                  3,526,284       53,083,653

Shares
repurchased                      (2,787,418)     (42,048,700)
------------------------------------------------------------
Net increase                        738,866      $11,034,953
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,576,738      $53,667,796
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       376,177        5,664,207
------------------------------------------------------------
                                  3,952,915       59,332,003

Shares
repurchased                      (3,174,889)     (47,633,437)
------------------------------------------------------------
Net increase                        778,026      $11,698,566
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,574,924      $23,746,881
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       357,871        5,398,153
------------------------------------------------------------
                                  1,932,795       29,145,034

Shares
repurchased                      (2,796,433)     (42,194,463)
------------------------------------------------------------
Net decrease                       (863,638)   $(13,049,429)
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,390,957      $51,105,197
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       728,563       10,984,541
------------------------------------------------------------
                                  4,119,520       62,089,738

Shares
repurchased                      (5,808,443)     (87,484,662)
------------------------------------------------------------
Net decrease                     (1,688,923)   $(25,394,924)
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          37,309         $562,145
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           919           13,854
------------------------------------------------------------
                                     38,228          575,999

Shares
repurchased                         (17,363)        (260,783)
------------------------------------------------------------
Net increase                         20,865         $315,216
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          23,526         $356,322
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           746           11,219
------------------------------------------------------------
                                     24,272          367,541

Shares
repurchased                          (3,700)         (54,933)
------------------------------------------------------------
Net increase                         20,572         $312,608
------------------------------------------------------------



Results of February 6, 1997 shareholder meeting

An annual meeting of shareholders of the fund was held on February 6, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                               Votes
                             Votes for      withheld
Jameson Adkins Baxter       21,124,415       404,863
Hans H. Estin               21,118,796       410,482
John A. Hill                21,122,287       406,991
R.J. Jackson                21,121,905       407,373
Elizabeth T. Kennan         21,116,149       413,129
Lawrence J. Lasser          21,124,509       404,769
Robert E. Patterson         21,125,204       404,074
Donald S. Perkins           21,087,748       441,530
William F. Pounds           21,088,053       441,225
George Putnam               21,114,323       414,955
George Putnam, III          21,097,495       431,783
Eli Shapiro                 21,049,770       479,508
A.J.C. Smith                21,127,447       401,831
W. Nicholas Thorndike       21,120,200       409,078

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 20,341,574 votes for, and 282,633 votes against, with 905,067 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification was approved as follows: 18,655,143 votes for, and 1,064,388 votes against, with 1,809,743 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 18,196,655 votes for, and 1,255,758 votes against, with 2,076,861 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans was approved as follows: 17,290,274 votes for, and 21,152,876 votes against, with 2,086,124 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
17,739,026 votes for, and 1,786,602 votes against, with 2,003,646 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
18,184,012 votes for, and 1,334,485 votes against, with 2,010,777 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities was approved as follows:
17,494,463 votes for, and 2,084,814 votes against, with 1,949,997 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to senior securities was approved as follows: 18,318,174 votes for, and 1,211,059 votes against, with 2,000,041 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 17,719,795 votes for, and 1,658,186 votes against, with 2,151,293 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows:
17,028,433 votes for, and 2,406,847 votes against, with 2,093,994 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 17,269,406 votes for, and 2,168,886 votes against, with 2,090,982 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to pledging assets was approved as follows: 17,112,114 votes for, and 2,215,716 votes against, with 2,201,444 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 17,115,994 votes for, and 2,210,453 votes against, with 2,202,827 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas an mineral interests was approved as follows: 17,973,447 votes for, and 1,666,270 votes against, with 1,889,557 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 17,400,296 votes for, and 2,038,331 votes against, with 2,090,647 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

Jerome J. Jacobs
Vice President

Richard P. Wyke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax-Free Insured Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency; and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31268-035/438/629   3/97